Issued Capital and Reserves (Details) - $ / shares	Sep. 12, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 27, 2021
Disclosure of classes of share capital [line items]
Stock split (in shares)	0.5
Number of shares issued (in shares)		553,548,000	547,755,000
Par value per share (in dollars per share)		$ 0.02	$ 0.02
Number of shares outstanding (in shares)		553,548,000	547,755,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		554,000,000		30,250,000
Number of shares authorised (in shares)		1,300,000,000
Par value per share (in dollars per share)		$ 0.02
Number of shares outstanding (in shares)		554,000,000
Ordinary Shares In Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				1,595,744
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		200,000,000
Par value per share (in dollars per share)		$ 0.02